Equity - Total Number of Shares Authorized and Issued (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Feb. 29, 2024	Mar. 31, 2024
Equity [abstract]
Cancellation of treasury stock	¥ 154,285,290